Borrowings - Argentinian Subsidiaries (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 63,300,000	$ 111,800,000	$ 62,400,000
Total debt	817,958,000	635,396,000	$ 723,339,000
Net book value of pledged assets	$ 265,099	575,882
IDB Tranche A Due Nov 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.11%
IFC Tranche A Due Sept 2021 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.30%
IFC Trance B Due Sept 2023 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.00%
Argentina Subsidiaries | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	1.25%
Argentina Subsidiaries | IDB Tranche A Due Nov 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 20,000,000
Total debt	3,100,000	6,200,000
Net book value of pledged assets	24,770,000
Argentina Subsidiaries | IFC Tranche A Due Sept 2021
Disclosure of detailed information about borrowings [line items]
Nominal amount	20,000,000
Total debt	24,670,000	25,000,000
Net book value of pledged assets	75,000,000
Argentina Subsidiaries | IFC Trance B Due Sept 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	25,000,000
Total debt	$ 24,930,000	$ 25,000,000